Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
OPERATING ACTIVITIES
Income for the year	$ 106,895	$ 88,981
Adjustments for items not affecting cash:
Depreciation and depletion	146,235	41,090
Share based payments expense (note 21)	9,476	4,815
Fair value loss on financial instruments (note 13)	145,735	(3,138)
Gold deliveries under the gold prepay (note 16)	(117,013)
Unrealized foreign exchange loss (gain)	5,318	(6,701)
Other	886	433
Adjustments for:
Advance received for gold sales (note 16)	384,402
Interest and accretion expense (note 7)	55,483	6,891
Income tax related items (note 23(b))	44,974	44,584
Interest income not related to operating activities		(4,136)
Cash provided by operating activities before changes in non-cash working capital	782,391	172,819
Changes in non-cash working capital (note 23(c))	20,878	1,800
Cash provided by operating activities	803,269	174,619
INVESTING ACTIVITIES
Purchases of plant and equipment	(35,072)	(16,110)
Expenditures on mineral properties	(82,409)	(13,318)
Stripping costs deferred	(5,025)
Proceeds on disposal of property, plant and equipment	492
Value added taxes and interest received		8,368
Deposits and other payments on long term assets	(3,822)	1,788
Cash used in investing activities	(919,966)	(21,938)
FINANCING ACTIVITIES
Proceeds from exercise of stock options and warrants	41,490	9,025
Repayments of Credit Facility (note 15)	(65,000)	(88,350)
Settlement of gold forward contracts (notes 13(e) and 16)	(23,587)
Interest paid	(22,549)	(5,886)
Lease payments	(2,488)	(1,351)
Cash provided by (used in) financing activities	376,680	(86,562)
Effects of exchange rate changes on cash	(56)	(1,902)
Net increase in cash	259,927	64,217
Cash, beginning of year	160,849	96,632
CASH, END OF YEAR	420,776	160,849
Credit Facility
FINANCING ACTIVITIES
Proceeds from debt, net of transaction costs	248,814
Convertible notes
FINANCING ACTIVITIES
Proceeds from debt, net of transaction costs	200,000
Musselwhite Mine Ltd
INVESTING ACTIVITIES
Acquisition of assets, net of cash acquired	$ (794,130)
Contact Gold Corp
INVESTING ACTIVITIES
Acquisition of assets, net of cash acquired		$ (2,666)